Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 738		$ 786		$ 837
Additions	285	[1]	254	[1]	274	[2]
Addition due to Business Combination (Refer to Note 2.10)			20
Deletions	(132)		(106)		(114)
Impairment					(10)
Depreciation	(213)		(201)		(193)
Translation difference	(27)		(15)		(8)
Ending balance	651		738		786
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	70		72		76
Deletions	(6)				(1)
Depreciation	(1)		(1)		(1)
Translation difference	(5)		(1)		(2)
Ending balance	58		70		72
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	392		396		474
Additions	66	[1]	96	[1]	47	[2]
Addition due to Business Combination (Refer to Note 2.10)			19
Deletions	(6)		(28)		(22)
Impairment					(10)
Depreciation	(84)		(84)		(87)
Translation difference	(26)		(7)		(6)
Ending balance	342		392		396
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	3		2		2
Additions	1	[1]	3	[1]	1	[2]
Addition due to Business Combination (Refer to Note 2.10)			1
Deletions			(1)
Depreciation	(1)		(1)		(1)
Translation difference	0		(1)
Ending balance	3		3		2
Computer Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	273		316		285
Additions	218	[1]	155	[1]	226	[2]
Deletions	(120)		(77)		(91)
Depreciation	(127)		(115)		(104)
Translation difference	4		(6)
Ending balance	$ 248		$ 273		$ 316

[1]	Net of adjustments on account of modifications
[2]	Net of adjustments on account of modifications and lease incentives